Accrued Expenses and Deferred Revenue (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 05, 2016	Feb. 10, 2016	Feb. 16, 2018	May 31, 2018	Feb. 28, 2018	Feb. 28, 2017
Deferred revenue				$ 170,000	$ 170,000	$ 190,000
Subscription receivable
Damages awarded value				552,976	552,976
Accrued expenses - related parties				542,066	552,976	280,900
Domain marketing development obligation				192,869	145,906
Chief Executive Officer [Member]
Accrued salary		$ 129,231	$ 70,000			20,000
Domain Marketing Development Obligation [Member]
Proceeds from domain marketing development obligation				46,963	930,556	$ 0
Mr. Pomije [Member]
Subscription receivable	$ 260,900
Employment agreement description	The Company in the form of a monthly salary for a 1 year term from May 18, 2015 to May 17, 2016 was due in addition to a stock subscription receivable
Accrued expenses - related parties				542,066	552,976
Litigation settlement paid				10,910
April 18, 2018 [Member] | Mr. Pomije [Member]
Attorney's fees and costs				296,488	296,488
Damages awarded value				$ 256,488	$ 256,488